Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes
Schedule of recoverable assets

	12.31.24	12.31.23
Recoverable ICMS and VAT	2,473,731	2,089,543
Recoverable PIS and COFINS	2,040,746	2,461,807
Recoverable IPI	1,177,941	1,094,466
Recoverable INSS	422,163	485,096
Recoverable income taxes	683,051	437,103
Other recoverable taxes	102,951	90,136
(-) Impairment	(140,951)	(139,863)
	6,759,632	6,518,288

Current	2,214,186	1,517,548
Non-current	4,545,446	5,000,740